Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Cash flows from operating activities
Net loss	$ (44,517)	$ (18,374)	$ (30,267)	$ (93,867)
Changes in operating assets and liabilities
Increase in inventory	(7,200)
Increase in accounts payable and accrued liabilities	7,706	(603)	1,942	259
Increase (decrease) in accounts payable due to related parties		9,600	(9,925)	73,600
Cash flows used in operating activities	(44,011)	(9,377)	(18,400)	(20,008)
Cash flows from financing activities
Advances from related parties		10,000	13,300	20,473
Proceeds from common shares sold for cash	85,000		17,500
Cash provided by financing activities	85,000	10,000	30,800	20,473
Net increase in cash	40,989	623	12,400	465
Cash and cash equivalents, beginning of year	13,380	980	980	515
Cash and cash equivalents, end of year	54,369	1,603	13,380	980
Supplemental disclosures of cash flow information
Cash paid during the period for Interest
Cash paid during the period for Income taxes
Noncash investing and financing activities:
Shares issued in settlement of due to related parties		$ 163,200	$ 163,200